Alston&Bird llp

The Atlantic Building

950 F. Street, N.W.

Washington, DC 20004-2601

202-239-3300

Fax: 202-239-3333

www.alston.com

David J. Baum	Direct Dial: 202-239-3346	E-mail: david.baum@alston.com

March 7, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-2521

Re:	Kurv ETF Trust (f/k/a Esoterica Thematic Trust (File Nos. 333-233633; 811-23473): Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A – Kurv Gold Enhanced Income ETF, Kurv Silver Enhanced Income ETF and Kurv Platinum Enhanced Income ETF

Ladies and Gentlemen:

On behalf of Kurv ETF Trust (f/k/a Esoterica Thematic Trust (the “Trust”) and its series, the Kurv Gold Enhanced Income ETF, Kurv Silver Enhanced Income ETF and Kurv Platinum Enhanced Income ETF (each a “Fund” and, collectively, the “Funds”), accompanying this letter for filing under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Rule 485(a)(2) thereunder, is a copy of Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A (“Post-Effective Amendment No. 27”). Post-Effective Amendment No. 27 is being filed for the purpose of adding the Funds as new series of the Trust.

Please call me at (202) 239-3346 if you have any questions or comments regarding this filing.

Sincerely,

/s/ David J. Baum

David J. Baum

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